UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund                                                          as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
Raytheon Co.	300,000	$11,526,000
		$11,526,000
Apparel — 0.9%
VF Corp.	275,000	15,578,750
		$15,578,750
Beverages — 0.5%
Diageo PLC (1)	609,200	8,772,345
		$8,772,345
Building Materials — 1.1%
Stanley Works (The)	400,000	19,200,000
		$19,200,000
Chemicals — 1.7%
Dow Chemical Co. (The)	400,000	18,100,000
Lyondell Chemical Co.	500,000	12,715,000
		$30,815,000
Coal — 1.7%
Fording Canadian Coal Trust (1)	255,000	10,108,200
Peabody Energy Corp.	250,000	19,715,000
		$29,823,200
Commercial Banks — 12.2%
Associated Banc-Corp.	300,000	9,834,000
Bank of Hawaii Corp.	150,000	7,741,500
Bank of Montreal (1)	179,000	9,612,300
Bank of Nova Scotia (1)	664,000	25,490,960
BB&T Corp.	498,000	21,189,900
BNP Paribas SA (1)	325,000	25,609,171
Comerica, Inc.	150,000	8,650,500
SunTrust Banks, Inc.	70,926	5,159,157
U.S. Bancorp	1,007,000	30,491,960
Wachovia Corp.	900,000	48,060,000
Washington Mutual, Inc.	600,000	24,714,000
		$216,553,448

Commercial Services & Supplies — 1.1%
Certegy, Inc.	110,200	$4,431,142
R.R. Donnelley & Sons Co.	450,000	15,390,000
		$19,821,142
Distributors — 0.6%
Genuine Parts Co.	250,000	11,077,500
		$11,077,500
Diversified Financial Services — 9.0%
Bank of America Corp.	850,000	39,006,500
Canadian Imperial Bank of Commerce (1)	510,000	32,815,797
Citigroup, Inc.	1,172,700	56,934,585
JPMorgan Chase & Co.	256,400	9,807,300
Societe Generale (1)	180,000	21,344,151
		$159,908,333
Diversified Telecommunication Services — 9.9%
ALLTEL Corp.	50,000	3,341,500
AT&T, Inc.	1,849,648	46,074,727
BellSouth Corp.	550,000	14,993,000
BT Group PLC (1)	6,250,000	22,988,061
MCI, Inc.	625,000	12,412,500
Sprint Nextel Corp.	900,000	22,536,000
TDC A/S (1)	250,000	14,975,806
Telecom Corporation of New Zealand Ltd. (1)	300,000	1,219,784
Telefonos de Mexico SA de CV ADR (1)	1,700,000	38,131,000
		$176,672,378
Electrical / Electronic Manufacturer — 2.3%
Cooper Industries, Ltd., Class A (1)	225,000	16,366,500
Emerson Electric Co.	150,000	11,341,500
Nokia Oyj ADR (1)	750,000	12,810,000
		$40,518,000
Food Products — 0.5%
General Mills, Inc.	190,000	9,030,700
		$9,030,700

Hotels, Restaurants & Leisure — 1.4%
Harrah’s Entertainment, Inc.	250,000	$17,022,500
Starwood Hotels & Resorts Worldwide, Inc.	130,000	7,865,000
		$24,887,500
Household Products — 0.4%
Kimberly-Clark Corp.	135,000	7,962,300
		$7,962,300
Industrial Conglomerates — 1.5%
General Electric Co.	450,000	16,074,000
Honeywell International, Inc.	300,000	10,962,000
		$27,036,000
Insurance — 1.1%
Allstate Corp. (The)	200,000	11,220,000
Mercury General Corp.	75,000	4,447,500
PartnerRe Ltd. (1)	66,000	4,506,480
		$20,173,980
Machinery — 1.1%
Caterpillar, Inc.	350,000	20,223,000
		$20,223,000
Metals and Mining — 2.7%
Cia Vale do Rio Doce ADR (1)	487,500	21,138,000
Phelps Dodge Corp.	157,900	21,422,293
Worthington Industries, Inc.	250,000	5,072,500
		$47,632,793
Oil and Gas — 20.7%
BP PLC ADR (1)	800,000	52,672,000
Chevron Corp.	900,000	51,579,000
ConocoPhillips	1,089,100	65,901,441
ENI SPA (1)	1,000,000	27,095,304
GlobalSantaFe Corp. (1)	450,000	20,412,000
Husky Energy, Inc. (1)	386,000	18,527,868
Marathon Oil Corp.	1,000,000	59,290,000
Neste Oil Oyj (1)(2)	300,000	8,729,476
Noble Corp.	217,650	15,686,036
Norsk Hydro ASA (1)	200,000	19,989,651
Statoil ASA (1)	475,000	10,343,713
Total SA (1)	69,000	17,214,204
		$367,440,693

Paper and Forest Products — 0.2%
Weyerhaeuser Co.	59,000	$3,912,290
		$3,912,290
Pharmaceuticals — 0.9%
Wyeth	365,000	15,169,400
		$15,169,400
REITS — 1.1%
Boston Properties, Inc.	261,600	19,674,936
		$19,674,936
Restaurants — 1.3%
McDonald’s Corp.	678,800	22,977,380
		$22,977,380
Retail - Specialty and Apparel — 0.6%
Limited, Inc. (The)	500,000	11,125,000
		$11,125,000
Savings & Loans — 1.9%
IndyMac Bancorp, Inc.	903,111	34,571,089
		$34,571,089
Tobacco — 4.7%
Altria Group, Inc.	900,000	65,511,000
Imperial Tobacco Group PLC (1)	619,900	18,401,741
		$83,912,741
Utilities - Electric — 4.2%
Enel SPA (1)	1,000,000	7,875,596
National Grid PLC (1)(3)	4,500,000	0
National Grid PLC (1)	3,071,424	28,381,755
Scottish Power PLC (1)	4,100,000	37,590,595
		$73,847,946
Utilities - Integrated — 15.0%
E.ON AG (1)	500,000	47,547,692
Edison International	1,500,000	67,680,000
Entergy Corp.	50,000	3,500,000
Exelon Corp.	75,000	3,903,000
FirstEnergy Corp.	350,000	16,436,000
Fortum Oyj (1)	1,200,000	21,055,155
FPL Group, Inc.	500,000	21,195,000
RWE AG (1)	800,000	55,239,622
SCANA Corp.	200,000	7,924,000
Sempra Energy	500,000	21,975,000
		$266,455,469

Water Utilities — 1.0%
Severn Trent PLC (1)	1,000,000	$17,329,297
		$17,329,297
Total Common Stocks (identified cost $1,388,673,095)		$1,813,628,610

Preferred Stocks — 36.2%

Security	Shares	Value
Commercial Banks — 12.1%
Abbey National Capital Trust I, 8.963% (1)(3)(4)	20,000	$2,748,936
Abbey National PLC, 7.375% (1)	390,200	9,965,708
ABN AMRO Capital Funding Trust VII, 6.08% (1)	103,000	2,460,670
ABN AMRO North America Capital Funding Trust, 6.968% (1)(5)	1,250	1,338,281
Barclays Bank PLC, 6.86% (1)(3)(4)(5)	35,000	3,895,720
Barclays Bank PLC, 8.55% (1)(3)(4)(5)	141,000	16,852,503
BNP Paribas Capital Trust, 9.003% (1)(3)(4)(5)	123,950	14,849,545
CA Preferred Fund Trust II, 7.00% (1)(3)	50,000	5,120,250
CA Preferred Fund Trust, 7.00% (1)(3)	255,000	26,047,434
Cobank, ABC, 7.00% (5)	400,000	20,214,800
Den Norske Bank, 7.729% (1)(3)(4)(5)	160,000	18,387,776
First Republic Bank, 6.70%	576,700	14,330,995
First Tennessee Bank, 4.96% (4)(5)	9,000	9,002,250
HSBC Capital Funding LP, 9.547% (1)(3)(4)(5)	205,000	24,830,953
HSBC Holdings PLC, 6.20% (1)	100,000	2,392,000
Lloyds TSB Bank PLC, 6.90% (1)(3)	110,000	11,146,718
Royal Bank of Scotland Group PLC, 8.10% (1)	31,000	812,820
Royal Bank of Scotland Group PLC, 9.118% (1)(3)	256,250	29,819,915
Standard Chartered PLC, 8.90% (1)(3)	18,000	2,008,856
		$216,226,130
Diversified Financial Services — 2.8%
BBVA Preferred Capital Ltd., 7.75% (1)	252,300	6,519,432
Prudential PLC, 6.50% (1)(3)	265,000	26,310,446
UBS Preferred Funding Trust I, 8.622% (1)(3)(4)	150,000	17,375,190
		$50,205,068

Food Products — 1.4%
Dairy Farmers of America, 7.875% (5)	220,000	$21,889,032
Ocean Spray Cranberries, Inc., 6.25% (5)	47,500	3,878,674
		$25,767,706
Insurance — 7.0%
ACE Ltd., 7.80% (1)	592,775	15,572,199
AXA, 7.10% (1)(3)	200,000	20,396,500
Endurance Specialty Holdings, Ltd., 7.75% (1)	277,500	6,618,375
ING Capital Funding Trust III, 8.439% (1)(3)(4)	105,750	12,393,731
ING Groep NV, 6.125% (1)	325,000	7,845,500
ING Groep NV, 7.20% (1)	473,155	12,112,768
MetLife, Inc., 4.87% (4)	240,000	6,177,600
PartnerRe Ltd., 6.50% (1)	200,000	4,708,000
PartnerRe Ltd., 6.75% (1)	98,200	2,346,980
RenaissanceRe Holdings Ltd., 6.08% (1)	215,600	4,350,808
XL Capital Ltd., 7.625% (1)	356,140	9,003,219
XL Capital Ltd., Series A, 8.00% (1)	142,765	3,704,752
Zurich Regcaps Fund Trust I, 6.58% (1)(5)	6,000	6,326,250
Zurich Regcaps Fund Trust VI, 5.05% (1)(4)(5)	12,500	12,398,438
		$123,955,120
REITS — 10.2%
AMB Property Corp., 6.75%	426,000	10,437,000
Colonial Properties Trust, 8.125%	577,000	14,667,340
Developers Diversified Realty Corp., 7.35%	160,000	4,032,000
Developers Diversified Realty Corp., 8.00%	250,000	6,325,000
Federal Realty Investment, 8.50%	50,000	1,287,500
Health Care REIT, Inc., 7.875%	170,100	4,320,540
Prologis Trust, 6.75%	1,500,000	37,305,000
PS Business Parks, Inc., 7.00%	400,000	9,720,000
PS Business Parks, Inc., 7.95%	400,000	10,420,000
Public Storage, Inc., 6.85%	1,600,000	39,850,080
Regency Centers Corp., 7.45%	45,000	1,135,350
Shurgard Storage Centers, 8.75%	20,000	503,800
Vornado Realty Trust, 7.00%	1,600,000	40,700,000
		$180,703,610
U.S. Government Agency Debentures — 1.0%
Federal National Mortgage Association, Series K, 5.396%	90,000	4,518,000
Federal National Mortgage Association, Series O, 7.00%	230,000	12,757,824
		$17,275,824

Utilities - Electric — 0.3%
Interstate Power & Light Co., 7.10%	181,400	$4,816,170
		$4,816,170
Utilities - Gas — 1.4%
Southern Union Co., 7.55%	965,000	25,765,500
		$25,765,500
Total Preferred Stocks (identified cost $653,878,637)		$644,715,128

Commercial Paper — 0.5%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Co., 4.03%, 12/1/05	$9,221	$9,221,000
Total Commercial Paper (at amortized cost, $9,221,000)		$9,221,000

Short-Term Investments — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company, Time Deposit, 4.04%, 12/1/05	$4,000	$4,000,000
Total Short-Term Investments (at amortized cost, $4,000,000)		$4,000,000
Total Investments — 138.9% (identified cost $2,055,772,732)		$2,471,564,738
Other Assets, Less Liabilities — 0.5%		$7,955,229
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.4)%		$(700,446,750)
Net Assets Applicable to Common Shares — 100.0%		$1,779,073,217

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Variable rate security. The stated interest rate represents the rate in effect at November 30, 2005.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $153,864,222 or 8.6% of the Fund’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	59.82%	$1,478,360,122
United Kingdom	12.82%	316,920,369
France	5.28%	130,581,254
Germany	4.16%	102,787,314
Canada	3.91%	96,555,125
Norway	1.97%	48,721,140
Finland	1.72%	42,594,632
Bermuda	1.57%	38,897,143
Mexico	1.54%	38,131,000
Switzerland	1.46%	36,099,878
Italy	1.42%	34,970,900
Netherlands	1.41%	34,812,669
Cayman Islands	1.40%	34,799,602
Brazil	0.86%	21,138,000
Denmark	0.61%	14,975,806
New Zealand	0.05%	1,219,784
Total	100.00%	$2,471,564,738

The Fund did not have any open financial instruments at November 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,055,772,732
Gross unrealized appreciation	$435,696,445
Gross unrealized depreciation	(19,904,439)
Net unrealized appreciation	$415,792,006

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	January 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	January 24, 2006